Financing Expenses, Net	12 Months Ended
Dec. 31, 2019
Disclosure of finance income (cost) [text block] [Abstract]
Disclosure of finance income (cost) [text block]

Note 30 - Financing Expenses, Net

	Year ended December 31
	2017	2018	2019
	NIS	NIS	NIS

Income on bank deposits, investments and others	(2)	(1)	-
Gain from debt restructuring (see Note 15)	-	-	(191)
Change in fair value of financial assets measured at fair value through profit or loss	(7)	(27)	-
Income in respect of credit in sales, net of discount	(35)	(30)	(29)
Linkage and exchange rate differences, net	-	-	-
Other finance income	(25)	(31)	(46)

Total financing income	(69)	(89)	(266)

Interest expenses on financial liabilities	445	472	458
Linkage and exchange rate differences, net	48	64	46
Costs of early repayment of loans and debentures	-	-	93
Change in contingent consideration in a business combination	(14)	43	-
Change in fair value of financial assets measured at fair value through profit or loss	39	-	9
Financing expenses on employee benefits, net	35	9	89
Financing expenses on lease liabilities	-	26	29
Other financing expenses	33	6	14

Total financing expenses	586	620	738

Financing expense, net	517	531	472